SUBSEQUENT EVENTS (Details Narrative) - USD ($)											5 Months Ended
	Jul. 27, 2026	Jun. 12, 2026	Jun. 09, 2026	May 15, 2026	May 14, 2026	Mar. 30, 2026	Jan. 28, 2026	Dec. 31, 2025	Sep. 20, 2025	Feb. 10, 2025	Jun. 30, 2026	May 26, 2026	May 01, 2026	Apr. 13, 2026	Feb. 02, 2026	Jan. 18, 2026	Feb. 16, 2025	Jan. 28, 2025	Jan. 27, 2025
SubsequentEventLineItem [Line Items]
Sale of common stock, shares											1
PRIMEGEN US, INC. [Member]
SubsequentEventLineItem [Line Items]
Warants granted																	10,000	180,000	2,000,000
Share price								$ 0.90			$ 8.00
PRIMEGEN US, INC. [Member] | DTCS [Member]
SubsequentEventLineItem [Line Items]
Equity Method Investment, Ownership Percentage															96.00%
Subsequent Event [Member] | PRIMEGEN US, INC. [Member]
SubsequentEventLineItem [Line Items]
Warants granted																15,117,038
Exercise price of warrants																$ 0.90
Share price															$ 0.8598
Long-Term Line of Credit												$ 100,000	$ 2,500,000	$ 100,000
Issuance of notes		$ 400,000
Interest rate		12.00%
Subsequent Event [Member] | PRIMEGEN US, INC. [Member] | DTCS [Member]
SubsequentEventLineItem [Line Items]
Equity Method Investment, Ownership Percentage															96.00%
Common Class A [Member] | PRIMEGEN US, INC. [Member]
SubsequentEventLineItem [Line Items]
Number of units issued								1,556,665	244,443	333,333
Exercise price of warrants																$ 0.90	$ 0.90	$ 0.90	$ 0.90
Sale of common stock, shares			6,250		37,500	23,750	107,777
Common Class A [Member] | Subsequent Event [Member] | PRIMEGEN US, INC. [Member]
SubsequentEventLineItem [Line Items]
Number of units issued	12,750
Sale of stock price per share	$ 8.00
Sale of common stock, shares			6,250	37,500		23,750	107,777
Share price			$ 8.00	$ 8.00		$ 8.00	$ 0.90